First Quarter Report
August 31, 2023 (Unaudited)
Columbia Dividend Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Dividend Income Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 3.3%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	19,401,813	286,952,814
Media 2.5%
Comcast Corp., Class A	19,950,760	932,897,538
Total Communication Services		1,219,850,352
Consumer Discretionary 5.0%
Distributors 0.5%
Genuine Parts Co.	1,163,550	178,872,541
Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	2,058,958	578,876,042
Specialty Retail 2.4%
Home Depot, Inc. (The)	2,631,666	869,239,280
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	1,995,565	202,968,916
Total Consumer Discretionary		1,829,956,779
Consumer Staples 9.0%
Beverages 2.2%
Coca-Cola Co. (The)	8,438,573	504,879,823
PepsiCo, Inc.	1,842,258	327,774,543
Total		832,654,366
Consumer Staples Distribution & Retail 1.9%
Walmart, Inc.	4,304,215	699,908,401
Food Products 1.2%
Mondelez International, Inc., Class A	6,179,782	440,371,265
Household Products 2.3%
Procter & Gamble Co. (The)	5,548,850	856,409,509
Tobacco 1.4%
Philip Morris International, Inc.	5,300,515	509,167,471
Total Consumer Staples		3,338,511,012
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 8.3%
Oil, Gas & Consumable Fuels 8.3%
Chevron Corp.	5,331,718	858,939,770
ConocoPhillips Co.	2,645,396	314,881,486
EOG Resources, Inc.	4,245,940	546,112,803
Exxon Mobil Corp.	8,752,431	973,182,803
Valero Energy Corp.	2,979,678	387,060,172
Total		3,080,177,034
Total Energy		3,080,177,034
Financials 15.2%
Banks 6.5%
Bank of America Corp.	13,546,604	388,381,137
JPMorgan Chase & Co.	8,484,685	1,241,563,956
PNC Financial Services Group, Inc. (The)	2,937,347	354,625,903
Wells Fargo & Co.	9,664,934	399,065,125
Total		2,383,636,121
Capital Markets 3.8%
BlackRock, Inc.	560,708	392,798,382
Blackstone, Inc.	1,392,793	148,151,392
CME Group, Inc.	2,223,603	450,679,856
Morgan Stanley	5,032,500	428,517,375
Total		1,420,147,005
Financial Services 1.6%
Visa, Inc., Class A	2,369,995	582,260,371
Insurance 3.3%
Chubb Ltd.	2,673,465	537,018,914
Marsh & McLennan Companies, Inc.	3,473,235	677,246,093
Total		1,214,265,007
Total Financials		5,600,308,504
Health Care 14.2%
Biotechnology 2.1%
AbbVie, Inc.	5,258,391	772,773,141
2	Columbia Dividend Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	3,345,910	344,294,139
Becton Dickinson & Co.	1,910,603	533,918,008
Medtronic PLC	5,901,605	480,980,808
Total		1,359,192,955
Health Care Providers & Services 3.2%
Cigna Group (The)	805,639	222,565,830
Elevance Health, Inc.	971,757	429,526,312
UnitedHealth Group, Inc.	1,114,223	531,016,397
Total		1,183,108,539
Pharmaceuticals 5.2%
Bristol-Myers Squibb Co.	5,645,657	348,054,754
Johnson & Johnson	5,606,080	906,391,015
Merck & Co., Inc.	6,306,200	687,249,676
Total		1,941,695,445
Total Health Care		5,256,770,080
Industrials 15.1%
Aerospace & Defense 2.3%
Lockheed Martin Corp.	897,737	402,500,384
Northrop Grumman Corp.	1,019,901	441,708,924
Total		844,209,308
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	3,281,031	555,806,651
Building Products 0.9%
Trane Technologies PLC	1,607,770	330,010,870
Commercial Services & Supplies 0.9%
Waste Management, Inc.	2,204,232	345,579,493
Electrical Equipment 1.6%
Eaton Corp. PLC	2,519,883	580,505,447
Ground Transportation 1.7%
Union Pacific Corp.	2,951,369	650,983,460
Industrial Conglomerates 1.6%
Honeywell International, Inc.	3,081,324	579,104,033
Machinery 3.2%
Cummins, Inc.	1,322,365	304,196,845
Common Stocks (continued)
Issuer	Shares	Value ($)
Illinois Tool Works, Inc.	959,295	237,281,618
Parker-Hannifin Corp.	1,546,273	644,641,214
Total		1,186,119,677
Professional Services 1.4%
Automatic Data Processing, Inc.	1,391,135	354,196,882
Booz Allen Hamilton Holding Corp.	1,429,338	161,958,289
Total		516,155,171
Total Industrials		5,588,474,110
Information Technology 18.2%
Communications Equipment 2.6%
Cisco Systems, Inc.	16,671,135	956,089,592
IT Services 2.6%
Accenture PLC, Class A	1,322,334	428,132,079
International Business Machines Corp.	3,699,729	543,231,209
Total		971,363,288
Semiconductors & Semiconductor Equipment 9.6%
Analog Devices, Inc.	2,927,293	532,123,322
Broadcom, Inc.	1,167,229	1,077,223,972
KLA Corp.	1,283,190	643,994,565
Lam Research Corp.	767,265	538,926,936
Microchip Technology, Inc.	5,543,010	453,639,938
Texas Instruments, Inc.	1,882,666	316,400,848
Total		3,562,309,581
Software 3.4%
Microsoft Corp.	3,821,936	1,252,677,744
Total Information Technology		6,742,440,205
Materials 3.2%
Chemicals 2.2%
Linde PLC	1,180,578	456,930,909
PPG Industries, Inc.	2,583,239	366,199,961
Total		823,130,870
Containers & Packaging 1.0%
Avery Dennison Corp.	1,198,308	225,737,261
Packaging Corp. of America	849,748	126,697,427
Total		352,434,688
Total Materials		1,175,565,558

Columbia Dividend Income Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.5%
Industrial REITs 0.5%
Prologis, Inc.	1,497,826	186,029,989
Residential REITs 0.5%
AvalonBay Communities, Inc.	1,025,281	188,467,154
Specialized REITs 0.5%
Public Storage	633,614	175,118,237
Total Real Estate		549,615,380
Utilities 5.2%
Electric Utilities 3.4%
American Electric Power Co., Inc.	3,079,532	241,435,309
Entergy Corp.	2,318,587	220,845,412
Eversource Energy	2,175,824	138,861,087
NextEra Energy, Inc.	4,220,669	281,940,689
Southern Co. (The)	4,003,880	271,182,792
Xcel Energy, Inc.	1,645,336	93,998,046
Total		1,248,263,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.8%
Ameren Corp.	2,460,536	195,046,689
CMS Energy Corp.	2,703,633	151,917,138
DTE Energy Co.	1,193,694	123,404,086
WEC Energy Group, Inc.	2,524,677	212,375,829
Total		682,743,742
Total Utilities		1,931,007,077
Total Common Stocks (Cost $24,157,696,587)		36,312,676,091

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(a),(b)	473,226,270	473,084,302
Total Money Market Funds (Cost $473,022,566)		473,084,302
Total Investments in Securities (Cost: $24,630,719,153)		36,785,760,393
Other Assets & Liabilities, Net		183,736,525
Net Assets		36,969,496,918

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	497,490,621	638,735,627	(663,283,526)	141,580	473,084,302	(76,387)	6,791,879	473,226,270
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Dividend Income Fund | First Quarter Report 2023

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1QT139_05_N01_(10/23)